Exhibit 99.1

Report of Independent Accountants on Applying
Agreed-Upon Procedures

December 5, 2017

Federal Home Loan Mortgage Corporation (the "Company")
8200 Jones Branch Drive
McLean, VA 22102

Ladies and Gentlemen:

We ("us" or "PwC") have performed the procedures enumerated below, which were agreed to by the addressee of this report, J.P. Morgan Chase Commercial Mortgage Securities Corp., and J.P. Morgan Securities LLC, who are collectively referred to herein as the "Specified Parties", solely to assist you on the procedures enumerated below with respect to Freddie Mac Structured Pass-Through Certificates, Series K-071 and Multifamily Mortgage Pass-Through Certificates, Series 2017-K71 (the "Transaction").  The Company is responsible for the accuracy of the information contained in the Final Data File (the "Responsible Party"). The sufficiency of these procedures is solely the responsibility of the Specified Parties.  Consequently, we make no representation regarding the sufficiency of the procedures described below either for the purpose for which this report has been requested or for any other purpose.

Procedures and Findings

In connection with the Transaction, the Specified Parties have requested that the procedures be performed on the entire population of the 65 loans within the Transaction.

This agreed-upon procedures engagement was not conducted for the purpose of satisfying any criteria for due diligence published by a nationally recognized statistical rating organization.

In addition, PwC should not be regarded as having in any way warranted or given any assurance as to the following items:

●
The completeness, accuracy, appropriateness, quality or integrity of any of the information provided by the Responsible Party, or any other party for purposes of PwC performing the procedures agreed to by the Specified Parties. The procedures performed would not necessarily reveal any material misstatement of the amounts, balances, ratios, percentages or other relationships of the information included in the data provided to us;

●	The conformity of the origination of the assets to stated underwriting or credit extension guidelines, standards, criteria or other requirements;

●	The value of collateral securing such assets; and

●	The compliance of the originator of the assets with federal, state, and local laws and regulations.

We have not performed any procedures with respect to the fair value of the securities being offered in the Transaction and PwC expresses no opinion on the current fair value of these securities.  PwC should not be regarded as having performed any procedures other than those detailed in this report.

PricewaterhouseCoopers LLP, 300 Madison Avenue New York NY 10017
T: (646) 471-3000, F: 813-286-6000 www.pwc.com

With respect to any terms or requirements of the Offering Documents that do not appear in the exhibits, we performed no procedures and, accordingly, the procedures we performed would not ensure that any requirements are satisfied. Further, we have performed only the following agreed-upon procedures and therefore make no representations regarding the adequacy of disclosures or whether any material facts have been omitted from the Offering Documents.

It should be understood that we make no representations as to:

(i)	The interpretation of Transaction documents (including, but not limited to, indenture agreements or offering documents) included in connection with our procedures;
(ii)	Your compliance with Rule 15Ga-2 of Securities Exchange Act of 1934; and
(iii)	The reasonableness of any of the assumptions provided by the Company.

These procedures should not be taken to supplant any additional inquiries or procedures that the Specified Parties would undertake in consideration of the transaction.

For the purposes of this report:

●	The phrase "Cut-off Date" refers to December 1, 2017.

●
The excel file provided to us by the Company titled "K71_99% Data Tape_12.4.2017.xlsm", which includes certain attributes related to the portfolio of mortgage loans as of the Cut-off Date shall be herein referred to as the "Final Data File".

●	Capitalized terms used but not defined herein shall have the meanings ascribed to them in the Final Data File.

●	The fields in the Final Data File shall be herein referred to as "Specified Attributes".

●	The phrase "Source Document" refers to the documents provided to us by the client related to the information contained in the Final Data File.

●	The phrase "Loan File" refers to any Source Document or collection of Source Documents provided to us by the Company and used by us in performing the procedures enumerated below.

●
The phrase "compared and agreed," as used hereinafter, refers to the comparison of one or more Specified Attributes to Source Documents for which the Specified Attributes and the Source Documents have been found to be in agreement, unless otherwise indicated.

●	The phrase "Promissory Note" refers to the promissory note, promissory note riders and/or assumptions of the promissory note or the equivalent, as contained in the Loan File.

●	The phrase "Loan Agreement" refers to the Loan Agreement, other security agreements, riders and/or assumptions to the Loan Agreement or the equivalent, as contained in the Loan File.

●	The phrase "Subordinate Loan Documents" refers to the junior mortgage note, second lien mortgage note, or any junior other document in the Loan File.

●	The phrase "Senior Loan Documents" refers to the first mortgage note, first lien mortgage note, or any other senior document in the Loan File.

PricewaterhouseCoopers LLP, 300 Madison Avenue New York NY 10017
T: (646) 471-3000, F: 813-286-6000 www.pwc.com

●	The phrase "Cross Collateralization Agreement" refers to the cross collateralization agreement and/or any riders thereof, as contained in the Loan File.

●	The phrase "Guaranty Agreement" refers to the guaranty and/or any riders or assumptions thereof, as contained in the Loan File.

●	The phrase "Assignment of Management Agreement" refers to the assignment of management agreement or original management agreement as contained in the Loan File.

●	The phrase "Non-Consolidation Opinion" refers to the opinion of counsel indicating a non-consolidation requirement as contained in the Loan File.

●	The phrase "Title Policy" refers to the signed title policy as included in the Loan File.

●	The phrase "Ground Lease" refers to the signed ground lease agreement as included in the Loan File.

●	The phrase "Appraisal Report" refers to a signed appraisal document included in the Loan File.

●	The phrase "Engineering Report" refers to a signed property condition assessment document included in the Loan File.

●	The phrase "Environmental Report" refers to a signed phase I and phase II (if applicable) environmental document included in the Loan File.

●	The phrase "Seismic Report" refers to a signed seismic assessment document included in the Loan File.

●	The phrase "Zoning Report" refers to a signed zoning document included in the Loan File.

●	The phrase "Rent Roll" refers to the rent roll document included in the Loan File.

●	The phrase "Investment Brief" refers to the Freddie Mac underwriting file included in the Loan File.

●	The phrase "Freddie Mac Underwriting Schedule" refers to the historical cash flow statements included in the Loan File.

●	The phrase "FRE Form 1115" refers to the borrower certificate of financial conditions included in the Loan File.

●	The phrase "Insurance Summary" refers to the Certificate of Insurance and/or Evidence of Property Insurance for the Underlying Assets indicating Yes or No for each insurance field.

●	The phrase "Servicing Report" refers to the servicing statements combined by the Company included in the Loan File.

●	The phrase "Commitment Letter" refers to the Freddie Mac loan summary presenting loan terms and fees.

●
The phrase "Fee Schedule" refers to the documentation for the Master Servicing Fee, Trustee Fee, Master Servicer Surveillance Fee, Special Servicer Surveillance Fee and Securitization Compensation Fee for the Transaction.

PricewaterhouseCoopers LLP, 300 Madison Avenue New York NY 10017
T: (646) 471-3000, F: 813-286-6000 www.pwc.com

From November 6, 2017 through December 4, 2017, the Company provided us with the Source Documents related to the 65 mortgage loans secured by 65 properties, herein referred to as the "Underlying Assets". For each of the Underlying Assets set forth in the Final Data File, we compared the Specified Attributes set forth in the Final Data File to the corresponding Source Documents and found them to be in agreement. The procedures associated with the Specified Attributes were applied as indicated in Exhibit A. For each procedure where a calculation was performed, the underlying attributes utilized within the calculation were agreed to the corresponding sources. We did not perform any procedures with respect to the Specified Attribute(s) relating to the Underlying Asset(s) as set forth on the attached Exhibit B.

This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants.  We were not engaged to, and did not conduct an examination or review, the objective of which would be the expression of an opinion or conclusion, respectively, on the Final Data File.  Accordingly, we do not express such an opinion or conclusion.  Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

This report is intended solely for the information and use of the Specified Parties including for purposes of substantiating the Specified Parties' "due diligence defense" under the Securities Act of 1933, and is not intended to be and should not be used by anyone other than the Specified Parties.

If a party has obtained, or has access to, this report without having executed an agreement with PwC wherein such party accepts responsibility for the sufficiency of the procedures performed (such party is herein referred to as a "Non-Specified Party"),  that Non-Specified Party cannot:

i)	Rely upon this report, and any use of this report by that Non-Specified Party is its sole responsibility and at its sole and exclusive risk; and

ii)	Acquire any rights or claims against PwC, and PwC assumes no duties or obligations to such Non-Specified Party.

A Non-Specified Party may not disclose or distribute this report or any of the report's contents to any other party (including but not limited to electronic distribution and/or posting to a website pursuant to Rule 17G-5 of the Securities Exchange Act of 1934).

The results of the foregoing indicated that a comparison of the items as enumerated in Exhibit A to the information contained in the Loan File were in agreement, with the exception of the Specified Attributes found in Exhibit B.

The procedures enumerated above were performed as of the date of this report, and we disclaim any consideration of any events and circumstances occurring after the date of this report. Further, we have no obligation to update this report because of events occurring, or data or information coming to our attention, subsequent to the date of this report.

PricewaterhouseCoopers LLP, 300 Madison Avenue New York NY 10017
T: (646) 471-3000, F: 813-286-6000 www.pwc.com

New York, NY

December 5, 2017

PricewaterhouseCoopers LLP, 300 Madison Avenue New York NY 10017
T: (646) 471-3000, F: 813-286-6000 www.pwc.com

Freddie Mac Structured Pass-Through Certificates, Series K-071

Exhibits

A) Loan File Review Procedures

B) Specified Attributes Provided by the Company

PricewaterhouseCoopers LLP, 300 Madison Avenue New York NY 10017
T: (646) 471-3000, F: 813-286-6000 www.pwc.com

Freddie Mac Structured Pass-Through Certificates, Series K-071 Loan File Review Procedures	EXHIBIT A

Loan File Review Procedures

#	Specified Attribute	Source Document (by order of priority)	Logic or Formula	Tolerance Levels
1	Freddie Mac Loan Number	Commitment, Note, Loan Agreement, Brief	Freddie Mac Loan Number, as stated in the Commitment, Note, Loan Agreement and Brief.	None
2	Seller/Servicer	Loan Agreement	Seller, as stated in the Loan Agreement.	None
3	Address (Street)	Appraisal Report	The address, as stated in the Appraisal Report. If two street addresses were listed, only the primary was selected.	None
4	City	Appraisal Report	The city, as stated in the Appraisal Report.	None
5	County	Appraisal Report	The county, as stated in the Appraisal Report.	None
6	State	Appraisal Report	The state, as stated in the Appraisal Report.	None
7	Zip Code	Appraisal Report	The zip code, as stated in the Appraisal Report.	None
8	Property Type	Appraisal Report	The property type, as stated in the Appraisal Report.	None
9	Property Sub-Type	Appraisal Report	The property sub-type, as stated in the Appraisal Report.	None
10	Original Principal Balance	Promissory Note	The principal balance, as stated on the front page of the Promissory Note.	None
11	Cut-off Balance	Servicing Report	The cut-off balance, as stated in the Servicing Report.	None
12	Maturity Balance	Calculation
Calculation in which the respective loan's amortization schedule was recreated. For each loan, we computed the principal balance outstanding as of the respective loan's  Maturity Date based upon the respective loan's Original Principal Balance, Monthly Debt Service, Original Loan Term (months), Interest Calculation and Note Rate
None
13	% of Cut-off Date Pool Balance	Calculation	Calculation in which the respective loan's Cut-off Balance was divided by the aggregate Cut-off Balance of the Underlying Assets.	None
14	Note Date	Promissory Note	The date listed on the front page of the Promissory Note.	None
15	Note Rate	Promissory Note	The Interest Rate defined in the Promissory Note.	None

PricewaterhouseCoopers LLP, 300 Madison Avenue New York NY 10017
T: (646) 471-3000, F: 813-286-6000 www.pwc.com

Freddie Mac Structured Pass-Through Certificates, Series K-071 Loan File Review Procedures	EXHIBIT A

16	Rate Type	Promissory Note	The rate type listed on the front page of the Promissory Note.	None
17	Interest Calculation	Promissory Note	The interest calculation method, as stated in Section 3 of the Promissory Note.	None
18	Monthly Debt Service	Promissory Note	The monthly payment amount, as stated in Section 3 of the Promissory Note.	None
19	Monthly Debt Service (IO)	Calculation
For Actual/360 loans, calculation in which the Note Rate is divided by 12 and multiplied by the Cut-off Balance and 365/360.

For 30/360 loans, calculation in which the Note Rate is divided by 12 and multiplied by the Cut-off Balance.
None
20	First Payment Date	Promissory Note	The first installment due date, as stated in the Promissory Note.	None
21	Maturity Date	Promissory Note	The maturity date, as stated in the Promissory Note.	None
22	Payment Date	Promissory Note	Day of the month the payment is made, as stated in the Promissory Note.	None
23	Late Charge Grace Period (# of days)	Promissory Note	The number of grace period days, as stated in Section 7 of the Promissory Note.	None
24	Amortization Type	Calculation
Balloon, when the Interest Only Term is equal to zero; or

Interest Only, when the Interest Only term is equal to the Original Loan Term (months); or

Fully Amortizing, when the Original Loan Term (months) is equal to the Original Amortization Term (months); or

Partial IO, when the Interest Only Term is greater than zero and less than Original the Original Loan Term (months).
None
25	Original Amortization Term (months)	Promissory Note	The amortization period, as stated in the Promissory Note.	None
26	Original Loan Term (months)	Calculation	Computation in which the number of monthly payments occurring between the respective loan's First Payment Date and the corresponding Maturity Date were counted.	None

PricewaterhouseCoopers LLP, 300 Madison Avenue New York NY 10017
T: (646) 471-3000, F: 813-286-6000 www.pwc.com

Freddie Mac Structured Pass-Through Certificates, Series K-071 Loan File Review Procedures	EXHIBIT A

27	Remaining Amortization	Calculation	Computation in which the number of months of Seasoning as of Cut-off Date that exceed the Interest Only Term was deducted from the Original Amortization Term (months).	None
28	Remaining Term	Calculation	Computation in which the respective loan's Seasoning as of Cut-off Date was deducted from the corresponding Original Loan Term (months).	None
29	Seasoning as of Cut Off Date	Calculation	Computation in which the number of monthly payments occurring between the respective loan's First Payment Date, through and including, the Cut-off Date were counted.	None
30	Interest Only Term	Calculation
Computation in which the number of monthly payments occurring between the First Payment Date and the first payment date in which principal and interest shall be payable, as stated in the Promissory note were counted.
None
31	Prepay Provision Description	Calculation	Computation in which the number of monthly payments during the lockout period, yield maintenance period and window period, as stated in the Promissory Note, were counted.	None
32	Partial Defeasance Permitted (Y/N)	Promissory Note
Yes, if the Prepay Provision included Defeasance and the Promissory Note stated that partial defeasance was permitted; or

No, if the Prepay Provision included Defeasance and the Promissory Note stated that partial defeasance was not permitted; or

N/A, was selected if the Prepay Provision Description did not include Defeasance.
None
33	Appraised Value	Appraisal Report	The property value stated in the Appraisal Report.	None
34	Appraised Value Type	Appraisal Report	As-Is or As-Stabilized based on the type of Appraised Value shown in the Appraisal Report.	None
35	Appraisal Firm	Appraisal Report	The appraisal firm stated in the Appraisal Report.	None

PricewaterhouseCoopers LLP, 300 Madison Avenue New York NY 10017
T: (646) 471-3000, F: 813-286-6000 www.pwc.com

Freddie Mac Structured Pass-Through Certificates, Series K-071 Loan File Review Procedures	EXHIBIT A

36	Appraisal Date	Appraisal Report	The property value stated in the Appraisal Report.	None
37	Year Built	Appraisal Report, Engineering Report	The year built, as stated in the Appraisal Report or Engineering Report.	None
38	Year Renovated	Appraisal Report, Engineering Report	The year renovated, as stated in the Appraisal Report or Engineering Report.	None
39	Number of Units	Rent Roll	The total number of residential units, as stated in the Rent Roll.	None
40	Low Income Units	CRA Report	Total number of LI units in the property	None
41	Very Low Income Units	CRA Report	Total number of VLI units in the property	None
42	Unit of Measure	Rent Roll	Beds, when the property subtype is Assisted Living or Student Housing; or Pads, when the property subtype is Manufactured Housing Community; or Units, for all remaining property types.	None
43	Cut-off Balance Per Unit	Calculation	Computation in which the respective loan's Cut-off Balance was divided by the corresponding Number of Units.	None
44	# Units - Commercial	Investment Brief	The number of commercial units, as stated in the Investment Brief.	None
45	Elevator (Y/N)	Appraisal Report, Engineering Report	Yes, when the Appraisal Report or Engineering Report included an elevator; or No, when the Appraisal Report or Engineering Report did not include an elevator.	None
46	FIRREA Eligible (Y/N)	Appraisal Report	Yes, when the Appraisal Report included FIRREA compliance; or No, when the Appraisal Report did not include FIRREA compliance.	None
47	Zoning Status	Zoning Report	The zoning conclusion, as stated in the Zoning Report.	None
48	Lien Position	Title Policy	The lien position, as stated in the Title Policy.	None
49	Fee Simple/Leasehold	Title Policy	The ownership interest, as stated in Schedule A of the Title Policy.	None

PricewaterhouseCoopers LLP, 300 Madison Avenue New York NY 10017
T: (646) 471-3000, F: 813-286-6000 www.pwc.com

Freddie Mac Structured Pass-Through Certificates, Series K-071 Loan File Review Procedures	EXHIBIT A

50	Ground Lease Rent	Ground Lease	Ground lease rent as found in the Ground Lease for leasehold ownership interests; or N/A, for fee simple ownership interests.	$1.00
51	Ground Lease Expiration Date	Ground Lease	Ground lease expiration date as found in the Ground Lease for leasehold ownership interests; or N/A, for fee simple ownership interests.	None
52	Ground Lease Expiration Date w/ Extensions	Ground Lease	Ground lease expiration date as found in the Ground Lease for leasehold ownership interests; or N/A, for fee simple ownership interests.	None
53	LTV at Cutoff	Calculation	Computation in which the respective loan's Cut-off Balance was divided by the corresponding Appraised Value.	None
54	LTV at Maturity	Calculation	Computation in which the respective loan's Maturity Balance was divided by the corresponding Appraised Value.	None
55	U/W EGI	Freddie Mac Underwriting Schedule	The effective gross income included in the Freddie Mac Underwriting Schedule.	$1.00
56	U/W Expenses	Freddie Mac Underwriting Schedule	The total expenses included in the Freddie Mac Underwriting Schedule.	$1.00
57	U/W NOI	Freddie Mac Underwriting Schedule	The net operating income included in the Freddie Mac Underwriting Schedule.	$1.00
58	Underwritten Annual Reserves	Freddie Mac Underwriting Schedule	The underwritten annual reserves included in the Freddie Mac Underwriting Schedule.	$1.00
59	U/W NCF	Freddie Mac Underwriting Schedule	The net cash flow before debt service included in the Freddie Mac Underwriting Schedule.	$1.00
60	U/W DSCR (NCF)	Calculation	Computation in which the respective loan's U/W NCF was divided by the corresponding annual debt service payment. The annual debt service payment was calculated by multiplying the respective loan's Monthly Debt Service by twelve.	0.01

PricewaterhouseCoopers LLP, 300 Madison Avenue New York NY 10017
T: (646) 471-3000, F: 813-286-6000 www.pwc.com

Freddie Mac Structured Pass-Through Certificates, Series K-071 Loan File Review Procedures	EXHIBIT A

61	U/W IO DSCR (NCF)	Calculation	Computation in which the respective loan's U/W NCF was divided by the corresponding annual debt service payment. The annual debt service payment was calculated by multiplying the respective loan's Monthly Debt Service (IO) by twelve.	0.01
62	Most Recent Period Ending	Freddie Mac Underwriting Schedule	The date of the most recent financial period included in the Freddie Mac Underwriting Schedule.	None
63	Most Recent EGI	Freddie Mac Underwriting Schedule	The effective gross income for the most recent financial period included in the Freddie Mac Underwriting Schedule.	$1.00
64	Most Recent Expenses	Freddie Mac Underwriting Schedule	The total expenses for the most recent financial period included in the Freddie Mac Underwriting Schedule.	$1.00
65	Most Recent NOI	Freddie Mac Underwriting Schedule	The net operating income for the most recent financial period included in the Freddie Mac Underwriting Schedule.	$1.00
66	Most Recent NCF	Freddie Mac Underwriting Schedule	The net cash flow before debt service for the most recent financial period included in the Freddie Mac Underwriting Schedule.	$1.00
67	Most Recent DSCR (NCF)	Calculation	Computation in which the respective loan's Most Recent NCF was divided by the corresponding annual debt service payment. The annual debt service payment was calculated by multiplying the respective loan's Monthly Debt Service Amount by twelve.	0.01
68	2nd Most Recent Period Ending	Freddie Mac Underwriting Schedule	The date of the 2nd most recent financial period included in the Freddie Mac Underwriting Schedule.	None
69	2nd Most Recent EGI	Freddie Mac Underwriting Schedule	The effective gross income for the 2nd most recent financial period included in the Freddie Mac Underwriting Schedule.	$1.00
70	2nd Most Recent Expenses	Freddie Mac Underwriting Schedule	The total expenses for the 2nd most recent financial period included in the Freddie Mac Underwriting Schedule.	$1.00
71	2nd Most Recent NOI	Freddie Mac Underwriting Schedule	The net operating income for the 2nd most recent financial period included in the Freddie Mac Underwriting Schedule.	$1.00

PricewaterhouseCoopers LLP, 300 Madison Avenue New York NY 10017
T: (646) 471-3000, F: 813-286-6000 www.pwc.com

Freddie Mac Structured Pass-Through Certificates, Series K-071 Loan File Review Procedures	EXHIBIT A

72	2nd Most Recent NCF	Freddie Mac Underwriting Schedule	The net cash flow before debt service for the 2nd most recent financial period included in the Freddie Mac Underwriting Schedule.	$1.00
73	2nd Most Recent DSCR (NCF)	Calculation	Computation in which the respective loan's 2nd Most Recent NCF was divided by the corresponding annual debt service payment. The annual debt service payment was calculated by multiplying the respective loan's Monthly Debt Service Amount by twelve.	0.01
74	3rd Most Recent Period Ending	Freddie Mac Underwriting Schedule	The date of the 3rd most recent financial period included in the Freddie Mac Underwriting Schedule.	None
75	3rd Most Recent EGI	Freddie Mac Underwriting Schedule	The effective gross income for the 3rd most recent financial period included in the Freddie Mac Underwriting Schedule.	$1.00
76	3rd Most Recent Expenses	Freddie Mac Underwriting Schedule	The total expenses for the 3rd most recent financial period included in the Freddie Mac Underwriting Schedule.	$1.00
77	3rd Most Recent NOI	Freddie Mac Underwriting Schedule	The net operating income for the 3rd most recent financial period included in the Freddie Mac Underwriting Schedule.	$1.00
78	3rd Most Recent NCF	Freddie Mac Underwriting Schedule	The net cash flow before debt service for the 3rd most recent financial period included in the Freddie Mac Underwriting Schedule.	$1.00
79	3rd Most Recent DSCR (NCF)	Calculation	Computation in which the respective loan's 3rd Most Recent NCF was divided by the corresponding annual debt service payment. The annual debt service payment was calculated by multiplying the respective loan's Monthly Debt Service Amount by twelve.	0.01
80	Occupancy Rate	Calculation	Computation from the respective property's rent roll in which the total number of occupied units was divided by the property's total units.	0.01%
81	Occupancy as of Date	Rent Roll	The date listed on the rent roll.	None

PricewaterhouseCoopers LLP, 300 Madison Avenue New York NY 10017
T: (646) 471-3000, F: 813-286-6000 www.pwc.com

Freddie Mac Structured Pass-Through Certificates, Series K-071 Loan File Review Procedures	EXHIBIT A

82	Monthly Rent per Unit	Calculation	Computation from the respective property's rent roll in which the total monthly rental revenue for all units was divided by the Number of Units. For purposes of this calculation, a gross-up of the non-revenue generating units (vacant, model and down units) to the estimated market rental rate was added to the monthly rental income.	$1.00
83	Tenant Concentration Type	Investment Brief	The tenant concentration types, as stated in the Investment Brief.	None
84	% of Tenant Concentration	Investment Brief	The percentages of tenant concentrations, as stated in the Investment Brief.	1.00%
85	Condo Ownership (% or N/A)	Calculation	Calculation in which the borrower owned condos are divided by the total condo units as stated in the Loan Agreement.	None
86	Amount Sq. Ft - Commercial	Appraisal Report	The amount of commercial square footage, as stated in the Appraisal.	None
87	% of NRI from Commercial Rental Income	Calculation	Computation in which the total commercial income was divided by the total underlying asset's income, as stated in the Freddie Mac Underwriting Schedule.	None
88	Environmental Firm	Environmental Report	The environmental firm, as stated in the Environmental Report.	None
89	Phase I Environmental Report Date	Environmental Report	The date of the report, as stated in the Environmental Report.	None
90	Phase II Recommended (Y/N)	Environmental Report	Yes, when a Phase II report was listed in the follow up actions section of the Environmental Report; or No, when the follow up actions section does not include a Phase II.	None
91	Phase II Performed (Y/N)	Environmental Report	Yes, when a Phase II Environmental Report was included in the Loan File; or No, when the follow up actions section does not include a Phase II.	None

PricewaterhouseCoopers LLP, 300 Madison Avenue New York NY 10017
T: (646) 471-3000, F: 813-286-6000 www.pwc.com

Freddie Mac Structured Pass-Through Certificates, Series K-071 Loan File Review Procedures	EXHIBIT A

92	Phase II Environmental Report Date	Environmental Report	The date of the Phase II Environmental Report; or N/A, if no Phase II Environmental Report is in the Loan file.	None
93	Environmental Cost to Cure (Phase I plus Phase II)	Environmental Report	Environmental costs greater than $5,000 stated in the conclusion section of the Environmental Report.	None
94	Engineering Firm	Engineering Report	The engineering firm, as stated in the Engineering Report.	None
95	Engineering Report Date	Engineering Report	The date of the report, as stated in the Engineering Report.	None
96	Immediate Repairs Cost Estimate	Engineering Report	The immediate repairs cost, as stated in the Engineering Report.	$1.00
97	Replacement Reserves Cost Estimate per Year	Engineering Report	The inflated replacement reserve cost per unit/per year, as stated in the Engineering Report.	$1.00
98	Seismic Firm	Seismic Report	The seismic firm, as stated in the Seismic Report; or N/A, if no Seismic Report is in the Loan file.	None
99	Seismic Report Date	Seismic Report	The report date, as stated in the Seismic Report; or N/A, if no Seismic Report is in the Loan file.	None
100	Earthquake Zone 3 or 4 or PGA ≥ 0.15g (Y/N)	Seismic Report
Yes, if the earthquake zone is greater than or equal to 3 or the PGA is greater than 0.15g; or

No, for earthquake zones less than 3 and PGAs less than 0.15g; or

N/A, if no Seismic Report in the Loan File.
None
101	PML Report Required (Y/N)	Seismic Report	Yes, for earthquake zones greater than or equal to 3; or No, for earthquake zones less than 3; or N/A, if no Seismic Report in the Loan File.	None

PricewaterhouseCoopers LLP, 300 Madison Avenue New York NY 10017
T: (646) 471-3000, F: 813-286-6000 www.pwc.com

Freddie Mac Structured Pass-Through Certificates, Series K-071 Loan File Review Procedures	EXHIBIT A

102	PML (%)	Seismic Report	The 475 year PML, as stated in the Seismic Report; or N/A, if no Seismic Report in the Loan File.	None
103	Green Advantage	Brief	Green Up, for loans marked off as Green Advantage; or N/A, if left blank in the Brief.	None
104	Tax Escrow - Current Balance ($ or N/A)	Servicing Report	The tax escrow current balance, as listed in the Servicing Report.	None
105	Tax Escrow - Initial Deposit ($ or N/A)	Servicing Report	The tax escrow initial deposit, as listed in the Servicing Report.	$1.00
106	Tax Escrow - Contractual Payment ($ or N/A)	Servicing Report	The tax escrow contractual payment, as listed in the Servicing Report.	$1.00
107	Insurance Escrow - Current Balance ($ or N/A)	Servicing Report	The insurance escrow current balance, as listed in the Servicing Report.	None
108	Insurance Reserve - Initial Deposit ($ or N/A)	Servicing Report	The insurance escrow initial deposit, as listed in the Servicing Report.	$1.00
109	Insurance Reserve - Contractual Payment	Servicing Report	The insurance escrow contractual payment, as listed in the Servicing Report.	$1.00
110	Engineering Reserve - Current Balance ($ or N/A)	Servicing Report	The engineering escrow current balance, as listed in the Servicing Report.	None
111	Engineering Reserve - Initial Deposit ($ or N/A)	Loan Agreement	The engineering escrow initial deposit, as listed in the Loan Agreement.	$1.00
112	Engineering Reserve - Contractual Payment ($ or N/A)	Loan Agreement	The engineering escrow contractual payment, as listed in the Loan Agreement.	$1.00
113	Replacement Reserve - Current Balance ($ or N/A)	Servicing Report	The replacement escrow current balance, as listed in the Servicing Report.	None
114	Replacement Reserve - Initial Deposit ($ or N/A)	Loan Agreement	The replacement escrow initial deposit, as listed in the Loan Agreement.	$1.00

PricewaterhouseCoopers LLP, 300 Madison Avenue New York NY 10017
T: (646) 471-3000, F: 813-286-6000 www.pwc.com

Freddie Mac Structured Pass-Through Certificates, Series K-071 Loan File Review Procedures	EXHIBIT A

115	Replacement Reserve - Contractual Payment ($ or N/A)	Loan Agreement	The replacement escrow contractual payment, as listed in the Loan Agreement.	$1.00
116	Replacement Reserve - Contractual - Cap ($ or N/A)	Loan Agreement	The replacement escrow cap, as listed in the Loan Agreement.	$1.00
117	Other Reserve - Current Balance ($ or N/A)	Servicing Report	The other escrow current balance, as listed in the Servicing Report.	None
118	Other Reserve - Initial Deposit ($ or N/A)	Loan Agreement	The other escrow initial deposit, as listed in the Loan Agreement.	$1.00
119	Other Reserve Description	Loan Agreement	The other escrow description, as listed in the Loan Agreement.	None
120	Other Reserve - Contractual Payment ($ or N/A)	Loan Agreement	The other escrow contractual payment, as listed in the Loan Agreement.	$1.00
121	Other Reserve - Contractual - Cap ($ or N/A)	Loan Agreement	The other escrow cap, as listed in the Loan Agreement.	$1.00
122	Springing Reserve 1 Name	Loan Agreement	The name of the first reserve marked Deferred in the reserves section of the Loan Agreement; or N/A, if no springing reserve is stated in the Loan Agreement.	None
123	Springing Reserve 1 Amount ($ or N/A)	Loan Agreement	The dollar amount of the first reserve marked Deferred in the reserves section of the Loan Agreement; or N/A, if no springing reserve is stated in the Loan Agreement.	$1.00
124	Springing Reserve 1 Description	Loan Agreement	The description of the first reserve marked Deferred in the reserves section of the Loan Agreement; or N/A, if no springing reserve is stated in the Loan Agreement.	None

PricewaterhouseCoopers LLP, 300 Madison Avenue New York NY 10017
T: (646) 471-3000, F: 813-286-6000 www.pwc.com

Freddie Mac Structured Pass-Through Certificates, Series K-071 Loan File Review Procedures	EXHIBIT A

125	Springing Reserve 2 Name	Loan Agreement	The name of the second reserve marked Deferred in the reserves section of the Loan Agreement; or N/A, if no springing reserve is stated in the Loan Agreement.	None
126	Springing Reserve 2 Amount ($ or N/A)	Loan Agreement	The dollar amount of the second reserve marked Deferred in the reserves section of the Loan Agreement; or N/A, if no springing reserve is stated in the Loan Agreement.	$1.00
127	Springing Reserve 2 Description	Loan Agreement	The description of the second reserve marked Deferred in the reserves section of the Loan Agreement; or N/A, if no springing reserve is stated in the Loan Agreement.	None
128	Letter of Credit Amount	Loan Agreement	Letter of credit dollar amount stated in the Loan Agreement; or N/A, if no letter of credit is stated in the Loan Agreement.	$1.00
129	Letter of Credit Description	Loan Agreement	Letter of credit description, as stated in the Loan Agreement; or N/A, if no letter of credit is stated in the Loan Agreement.	None
130	Are Escrows/Reserves LOC or can be converted to LOC (Y/N)	Loan Agreement	Yes, when escrows can be converted to a letter of credit per the Loan Agreement; or No, when escrows cannot be converted.	None
131	Specify Accounts for Escrows/Reserves LOC	Loan Agreement	Description of accounts that can be converted to a letter of credit per the Loan Agreement; or N/A, when Are Escrows/Reserves LOC or can be converted to LOC (Y/N) is No.	None
132	Environmental Insurance (Y/N)	Insurance Summary	Yes or No, as stated on the Insurance Certificates.	None

PricewaterhouseCoopers LLP, 300 Madison Avenue New York NY 10017
T: (646) 471-3000, F: 813-286-6000 www.pwc.com

Freddie Mac Structured Pass-Through Certificates, Series K-071 Loan File Review Procedures	EXHIBIT A

133	Flood Insurance (Y/N)	Insurance Summary	Yes or No, as stated on the Insurance Certificates.	None
134	Windstorm Insurance (Y or N)	Insurance Summary	Yes or No, as stated on the Insurance Certificates.	None
135	Earthquake Insurance In Place (Y/N)	Insurance Summary	Yes or No, as stated on the Insurance Certificates.	None
136	Terrorism Insurance (Y/N)	Insurance Summary	Yes or No, as stated on the Insurance Certificates.	None
137	Property Insurance Coverage (Y/N)	Insurance Summary	Yes or No, as stated on the Insurance Certificates.	None
138	Liability Insurance Coverage (Y/N)	Insurance Summary	Yes or No, as stated on the Insurance Certificates.	None
139	Cash Management (Description or N/A)	Loan Agreement	Cash management description, as stated in the cash management rider of the Loan Agreement; or N/A, when there is no cash management rider.	None
140	Lockbox (Y/N)	Loan Agreement
Yes, when the cash management rider of the Loan Agreement indicates a lockbox in place; or

No, when the cash management rider of the Loan Agreement does not indicate a lockbox in place; or

N/A, when there is no cash management rider.
None
141	Existing Financing In Place (existing) (Y/N)	Senior Loan Documents and Subordinate Loan Documents
Yes, when there is existing financing in place, as stated in the Senior Loan Documents or Subordinate Loan Documents; or

No, when Senior Loan Documents or Subordinate Loan Documents are not included in the Loan File.
None
142	Existing Financing Amount (existing)	Senior Loan Documents and Subordinate Loan Documents	Amount, as stated in the Senior Loan Documents or Subordinate Loan Documents; or N/A, when Senior Loan Documents or Subordinate Loan Documents are not included in the Loan File.	$1.00

PricewaterhouseCoopers LLP, 300 Madison Avenue New York NY 10017
T: (646) 471-3000, F: 813-286-6000 www.pwc.com

Freddie Mac Structured Pass-Through Certificates, Series K-071 Loan File Review Procedures	EXHIBIT A

143	Existing Financing Description (existing)	Senior Loan Documents and Subordinate Loan Documents	Description, as stated in the Senior Loan Documents or Subordinate Loan Documents; or N/A, when Senior Loan Documents or Subordinate Loan Documents are not included in the Loan File.	None
144	CDCR (Combined DCR)	Calculation
Computation in which the respective loan's U/W NCF was divided by the sum of the corresponding annual debt service payment for the loan and the annual debt service payment for the additional existing financing. The combined annual debt service payments were calculated by multiplying the sum of the respective loan's Monthly Debt Service and the monthly debt service of the existing in-place financing by twelve.
None
145	CLTV (Combined LTV)	Calculation	Computation in which the sum of the respective loan's Cut-off Balance and the Existing Financing Amount (existing) was divided by the Appraised Value of the corresponding mortgaged property.	None
146	Future Mezzanine Debt (Y/N)	Loan Agreement	Yes, when the Loan Agreement permits future mezzanine debt; or No, when future mezzanine debt is not permitted.	None
147	Future Secondary Financing (Y/N)	Loan Agreement	Yes, when the Loan Agreement permits future secondary financing; or No, if the Loan Agreement is silent.	None
148	Future Secondary Financing Description	Loan Agreement	The conditions of secondary financing, as stated in the Loan Agreement; or N/A, if the Loan Agreement is silent.	None
149	Substitution Permitted (Y/N)	Loan Agreement	Yes, if the Loan Agreement permits substitution, otherwise No.	None

PricewaterhouseCoopers LLP, 300 Madison Avenue New York NY 10017
T: (646) 471-3000, F: 813-286-6000 www.pwc.com

Freddie Mac Structured Pass-Through Certificates, Series K-071 Loan File Review Procedures	EXHIBIT A

150	Number of Properties per Loan	Loan Agreement	The count of a single parcel or two or more contiguous or non-contiguous parcels collateralizing the Loan as stated in the Loan Agreement.	None
151	Multiproperty Collateral Release Price ($ or N/A)	Loan Agreement	The price to release a property if Number of Properties per Loan is greater than one and partial release is permitted per the Loan Agreement, otherwise, N/A.	$1.00
152	Cross Collateralized and Cross Defaulted	Cross Collateralization Agreement	Yes, if a Cross Collateralization Agreement exists in the Loan File, otherwise N/A.	None
153	Crossed Collateral Release (Y or N or N/A)	Cross Collateralization Agreement
Yes, if Cross Collateralized and Cross Defaulted is Yes and partial release is permitted per the Cross Collateralization Agreement.

No, if Cross Collateralized and Cross Defaulted is Yes and partial release is not permitted per the Cross Collateralization Agreement. Otherwise N/A.
None
154	Crossed Collateral Release Provisions (Description or N/A)	Cross Collateralization Agreement	The price to release a property if partial release is permitted per the Cross Collateralization Agreement, otherwise, N/A.	None
155	Loan Purpose	Loan Agreement	Refinance, Acquisition or Supplemental, as stated in section 5.24 of the Loan Agreement.	None
156	Borrowing Entity	Promissory Note	The borrower, as stated in the Promissory Note.	None
157	Entity Type	Promissory Note	The entity type of the borrower, as stated in the Promissory Note.	None
158	State of Organization	Promissory Note	The state of organization of the borrower, as stated in the Promissory Note.	None
159	Related Borrowers Group Name	Calculation	Underlying Assets with related borrowers are assigned a unique group name.	None
160	Borrower Type	Loan Agreement	Single Purpose Entity or Single Asset Entity, as stated in the Loan Agreement.	None
161	Tenants In Common (Y/N)	Loan Agreement	Yes, when there is a tenancy in common rider to the Loan Agreement; or No, when there is no tenancy in common rider.	None
162	Delaware Statutory Trust (Y/N)	Promissory Note	Yes, when Borrower Type is DST; or No, for all other Borrower Types.	None

PricewaterhouseCoopers LLP, 300 Madison Avenue New York NY 10017
T: (646) 471-3000, F: 813-286-6000 www.pwc.com

Freddie Mac Structured Pass-Through Certificates, Series K-071 Loan File Review Procedures	EXHIBIT A

163	Independent Director (Y/N)	Loan Agreement	Yes, when there is an independent director rider to the Loan Agreement; or No, when there is no independent director rider.	None
164	Non-Consolidation Opinion (Y/N)	Non-Consolidation Opinion	Yes, when a non-consolidation opinion is included in the Loan File; or No, when no non-consolidation opinion is included in the Loan File.	None
165	Assumption Fee	Loan Agreement	The transfer fee, as stated in the Loan Agreement.	None
166	Recourse(Y/N)	Promissory Note	No, if base recourse is stated as 0% in the Promissory Note, otherwise Yes.	None
167	Recourse Description	Promissory Note	N/A, if base recourse is stated as 0% in the Promissory Note, otherwise the recourse description per the Promissory Note.	None
168	Bad Boy Indemnitor / Guarantor	Guaranty Agreement	The guarantor, as stated in the Guaranty Agreement.	None
169	Environmental Indemnitor (Name or N/A)	Guaranty Agreement	The guarantor, as stated in the Guaranty Agreement.	None
170	Environmental Carveout (Y/N)	Loan Agreement	Yes, if environmental carveouts are listed in the Loan Agreement, otherwise No.	None
171	Fraud Carveout (Y/N)	Promissory Note	Yes, if fraud carveouts are listed in the Promissory Note, otherwise No.	None
172	Misapplication of Rent and Insurance Proceeds Carveout (Y/N)	Promissory Note	Yes, if misapplication of rent and insurance proceeds carveouts are listed in the Promissory Note, otherwise No.	None
173	Voluntary Bankruptcy Carveout (Y/N)	Loan Agreement	Yes, if voluntary bankruptcy carveouts are listed in the Loan Agreement, otherwise No.	None
174	Waste Carveout (Y/N)	Loan Agreement	Yes, if waste carveouts are listed in the Loan Agreement, otherwise No.	None
175	Borrower Or Principal Prior Bankruptcy (Y/N)	FRE Form 1115	Yes, if the yes is checked under Question 4a of FRE Form 1115, otherwise No.	None
176	Management Company	Assignment of Management Agreement	The management company, as stated in the Assignment of Management Agreement.	None

PricewaterhouseCoopers LLP, 300 Madison Avenue New York NY 10017
T: (646) 471-3000, F: 813-286-6000 www.pwc.com

Freddie Mac Structured Pass-Through Certificates, Series K-071 Loan File Review Procedures	EXHIBIT A

177	Primary Servicing Fee	Commitment Letter	Primary servicing fee, as stated in the Commitment Letter.	None
178	Master Servicing Fee	Fee Schedule	Master servicing fee, as stated on the Fee Schedule.	None
179	Trustee Fee	Fee Schedule	Trustee fee, as stated on the Fee Schedule.	None
180	Master Servicing Surveillance Fee	Fee Schedule	Master servicing fee, as stated on the Fee Schedule.	None
181	Special Servicing Surveillance Fee	Calculation	Calculation in which $125,000 is divided by the aggregate Cut-off Balance of the Underlying Assets.	None
182	Administration Fee	Calculation	Calculation in which the Primary Servicing Fee, Master Servicing Fee, Trustee Fee, Master Servicing Surveillance Fee, and Special Servicing Surveillance Fee are summed.	None
183	Net Mortgage Rate	Calculation	Calculation in which the Administration Fee is deducted from the Note Rate.	None

PricewaterhouseCoopers LLP, 300 Madison Avenue New York NY 10017
T: (646) 471-3000, F: 813-286-6000 www.pwc.com

Freddie Mac Structured Pass-Through Certificates, Series K-071 Specified Attributes Provided by the Company	EXHIBIT B

Specified Attributes Provided by the Company

Below is a list of the Specified Attributes (by Underlying Asset) provided to us by the Company. These Specified Attributes were not compared to Source Documents as part of our procedures enumerated in Exhibit A.

#	Specified Attribute	Underlying Asset(s)
1	Property Name	All
2	Cut-off Date	All
3	Rental Subsidy Indicator (Y/N)	All
4	Rental Subsidy Type	All
5	Environmental Insurance Expiration Date	All
6	Environmental Insurance Carrier (Name or N/A)	All
7	Environmental Insurance Carrier Rating	All
8	Environmental Insurance Coverage ($ or N/A)	All
9	Terrorism Insurance Expiration Date	All
10	Terrorism Insurance Coverage ($ or N/A)	All
11	Terrorism Insurance Deductible ($ or N/A)	All
12	Terrorism Insurance Carrier (Name or N/A)	All
13	Terrorism Insurance Carrier Rating	All
14	Property Insurance Expiration Date	All
15	Property Insurance Carrier (Name or N/A)	All
16	Property Insurance Carrier Rating	All
17	Property Insurance Coverage ($ or N/A)	All
18	Property Insurance Deductible ($ or N/A)	All
19	Liability Insurance Expiration Date	All
20	Liability Insurance Carrier (Name or N/A)	All
21	Liability Insurance Carrier Rating	All
22	Liability Insurance Coverage ($ per occurrence/$ aggregate or N/A)	All
23	Liability Insurance Deductible ($ or N/A)	All
24	Borrower Principal	All
25	Borrower/Principal Liquid Assets	All
26	Borrower/Principal Net Worth	All
27	Bankruptcy Description (Chapter # or N/A)	All

PricewaterhouseCoopers LLP, 300 Madison Avenue New York NY 10017
T: (646) 471-3000, F: 813-286-6000 www.pwc.com